Basis of Presentation and General Information - Newbuildings (Table) (Details)	Dec. 31, 2013
Hull 1342
Vessel
DWT	208,000
Expected Delivery Date	January 2016
Hull 1343
Vessel
DWT	208,000
Expected Delivery Date	April 2016
Hull NE 198
Vessel
DWT	209,000
Expected Delivery Date	March 2016
Hull 1338
Vessel
DWT	180,000
Expected Delivery Date	October 2015
Hull 1339
Vessel
DWT	180,000
Expected Delivery Date	January 2016
Hull 5040
Vessel
DWT	60,000
Expected Delivery Date	June 2015
Hull 5043
Vessel
DWT	60,000
Expected Delivery Date	September 2015
Hull NE 196
Vessel
DWT	61,000
Expected Delivery Date	October 2015
Hull NE 197
Vessel
DWT	61,000
Expected Delivery Date	November 2015